Schedule of measured warrants (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
Warrant Liability
Beginning Balance	$ 4,868,703	$ 14,135,321
Issued on conversion of convertible debt		1,103,661
Exercised		(1,271,947)
Change in fair value	(4,667,583)	(7,071,518)
Foreign exchange	(65,371)	1,129,258
Ending Balance	$ 135,749	$ 8,024,775